Shareholder Report, Line Graph (Details) ITGE_MassMutual Small Cap Opportunities Fund_Class Y_TSR Annual {Class Y} - USD ($)				12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Feb. 01, 2023	Sep. 30, 2025
Class Y
Account Value [Line Items]
Accumulated Value	$ 12,103	$ 9,472	$ 10,000	$ 12,823
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000 Index
Accumulated Value	14,053	10,395	10,000	$ 16,500
Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000 Index
Accumulated Value	$ 11,669	$ 9,206	$ 10,000	$ 12,925